AIP Dynamic Alternative Strategies Fund
AIP Dynamic Alternative Strategies Fund

Morgan Stanley

July 25, 2014

Supplement

SUPPLEMENT DATED JULY 25, 2014 TO THE PROSPECTUS OF
AIP SERIES TRUST—AIP DYNAMIC ALTERNATIVE STRATEGIES FUND
Dated May 9, 2013

The Board of Trustees of AIP Series Trust (the "Trust") has approved (i) the offering of a commission, which will be paid by Morgan Stanley Distribution, Inc., as distributor of the Trust, to certain financial intermediaries as compensation on sales of Class A shares of the AIP Dynamic Alternative Strategies Fund (the "Fund") of $1 million or more; and (ii) the imposition of a contingent deferred sales charge on Class A shares of the Fund in relation thereto. As a result, effective August 1, 2014, the following changes to the Prospectus are necessary:

The following replaces the "Shareholder Fees" table in the section of the Prospectus entitled "Fund Summary-Fees and Expenses-Shareholder Fees:"

The reference to footnote 2 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 3.

The reference to footnote 3 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 4.

The reference to footnote 4 in the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" is hereby replaced with footnote 5.

The footnotes following the "Annual Fund Operating Expenses" table in the section of the Prospectus entitled "Fund Summary—Fees and Expenses—Annual Fund Operating Expenses" are hereby deleted and replaced with the following:

(3)  The Fund may purchase shares of the Underlying Funds (defined herein). Shareholders in the Fund bear indirectly the expenses of the Underlying Funds. "Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Fund's investments in the Underlying Funds for the current year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in each Underlying Fund's current prospectus.

(4)  "Other Expenses" have been estimated for the current fiscal year.

 (5)  The Fund's "Adviser," Morgan Stanley AIP GP LP, has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A, 2.25% for Class C, 1.25% for Class I and 1.15% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Shareholder Fees AIP Dynamic Alternative Strategies Fund	Class A		Class C	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	[1]	none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none	[2]	1.00%	none	none
[1]	Reduced for purchases of $50,000 and over.
[2]	Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information-Share Class Arrangements" for further information about the CDSC waiver categories.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.